Other Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net
8. Other Assets, net
Other assets consisted of the following:

	As of September 30,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Capitalized content costs	$6,589	$(3,721)	$2,868	$6,589	$(2,185)	$4,404
Capitalized software	$5,370	$(2,555)	$2,815	$3,996	$(1,391)	$2,605
Other	$—	$—	$—	$9	$—	$9

Total other assets	$11,959	$(6,276)	$5,683	$10,594	$(3,576)	$7,018

Amortization expense amounted to $0.9 million and $0.9 million for the three months ended September 30, 2023 and 2022, respectively, and $2.7 million and $2.7 million for each of the nine months ended September 30, 2023 and 2022.

9. Other Assets

	December 31,	December 31,
(in thousands)	2022	2021
Capitalized content costs and content licenses	$4,404	$6,099
Capitalized software	2,605	2,258
Other	9	9

Total other non-current assets	$7,018	$8,366